Intangible assets (Details) $ in Millions	9 Months Ended
Sep. 30, 2023 COP ($)
Intangible assets
Beginning balance	$ 18,146,605
Ending balance	15,560,161
Licences and software
Intangible assets
Beginning balance	628,454
Ending balance	639,921
Other intangibles
Intangible assets
Beginning balance	836,105
Ending balance	744,409
Concessions and rights
Intangible assets
Beginning balance	15,173,999
Ending balance	12,727,566
Easements
Intangible assets
Beginning balance	1,508,047
Ending balance	1,448,265
Intangible assets
Intangible assets
Beginning balance	18,146,605
Ending balance	15,560,161
Cost | Licences and software
Intangible assets
Beginning balance	1,512,614
Additions	143,933
Disposals	(14,496)
Foreign currency translation	(71,146)
Transfers	23,776
Ending balance	1,594,681
Cost | Other intangibles
Intangible assets
Beginning balance	1,282,751
Additions	5,370
Foreign currency translation	(216,913)
Transfers	(2,185)
Ending balance	1,069,023
Cost | Concessions and rights
Intangible assets
Beginning balance	17,568,081
Additions	312,969
Foreign currency translation	(3,254,069)
Transfers	81,746
Ending balance	14,708,727
Cost | Easements
Intangible assets
Beginning balance	1,637,445
Additions	14,141
Disposals	(500)
Foreign currency translation	(86,880)
Transfers	15,402
Ending balance	1,579,608
Cost | Intangible assets
Intangible assets
Beginning balance	22,000,891
Additions	476,413
Disposals	(14,996)
Foreign currency translation	(3,629,008)
Transfers	118,739
Ending balance	18,952,039
Accumulated amortization | Licences and software
Intangible assets
Beginning balance	(884,160)
Amortization of the period	(135,437)
Disposals	13,730
Foreign currency translation	50,966
Transfers	141
Ending balance	(954,760)
Accumulated amortization | Other intangibles
Intangible assets
Beginning balance	(446,646)
Amortization of the period	(19,317)
Foreign currency translation	141,315
Transfers	34
Ending balance	(324,614)
Accumulated amortization | Concessions and rights
Intangible assets
Beginning balance	(2,394,082)
Amortization of the period	(523,927)
Foreign currency translation	936,848
Ending balance	(1,981,161)
Accumulated amortization | Easements
Intangible assets
Beginning balance	(129,398)
Amortization of the period	(5,563)
Disposals	(104)
Foreign currency translation	3,897
Transfers	(175)
Ending balance	(131,343)
Accumulated amortization | Intangible assets
Intangible assets
Beginning balance	(3,854,286)
Amortization of the period	(684,244)
Disposals	13,626
Foreign currency translation	1,133,026
Transfers	0
Ending balance	$ (3,391,878)